ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other

US$ MILLIONS	2021	2020
Current:
Accounts receivable	$1,847	$1,463
Finance lease receivables	29	12
Prepayments & other assets	328	450
Total current	$2,204	$1,925

Non-current:
Finance lease receivables	$667	$343
Restricted cash(1)	127	81
Accounts receivable	35	123
Other assets	312	209
Total non-current	$1,141	$756

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.

Disclosure of maturity analysis of finance lease payments receivable
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2021:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$128	$127	$126	$124	$122	$1,040	$1,667
Operating lease receivables	361	350	308	284	260	1,289	2,852
Total lease receivables	$489	$477	$434	$408	$382	$2,329	$4,519
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2020:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$62	$61	$61	$60	$59	$555	$858
Operating lease receivables	396	384	318	295	271	1,474	3,138
Total lease receivables	$458	$445	$379	$355	$330	$2,029	$3,996

Disclosure of maturity analysis of operating lease payments
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2021:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$128	$127	$126	$124	$122	$1,040	$1,667
Operating lease receivables	361	350	308	284	260	1,289	2,852
Total lease receivables	$489	$477	$434	$408	$382	$2,329	$4,519
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2020:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$62	$61	$61	$60	$59	$555	$858
Operating lease receivables	396	384	318	295	271	1,474	3,138
Total lease receivables	$458	$445	$379	$355	$330	$2,029	$3,996